Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Debt

	December 31, 2025	December 31, 2024
	$	$
Senior unsecured notes	971.6	548.1
Revolving credit facilities	16.0	256.0
Term loan and bilateral facilities	407.5	405.6
Notes payable	364.7	116.8
Other financing obligations	58.5	57.0
	1,818.3	1,383.5
Less current portion	291.0	175.0
Long-term portion	1,527.3	1,208.5
The aggregate maturity value of the notes of $369.4 (2024 - $116.6) is comprised of:

	December 31, 2025		December 31, 2024
	CAD	Foreign currency	CAD	Foreign currency
US dollars	301.7	219.8	36.7	25.5
Euro	57.6	35.7	75.1	50.4
Other currencies	10.1	11.6	4.8	3.2